INVESTMENTS IN AFFILIATES - Other investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) director shares	Dec. 31, 2023 USD ($) director shares	Dec. 31, 2022 USD ($)
Other investments
Total board members | director	5	1
Equity in earnings (losses) of affiliates	$ (12,136)	$ 14,610	$ 15,440
Canadian Solar Infrastructure Fund, Inc.
Other investments
Number of units held | shares	65,672	65,672
Suzhou Financial Leasing Co., Ltd.
Other investments
Ownership percentage	3.00%	3.00%
Suzhou Financial Leasing Co., Ltd. | CSI Solar Co., Ltd.
Other investments
Ownership percentage	3.00%	3.00%
Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP
Other investments
Ownership percentage	44.90%	44.30%
Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP | CSI Solar Co., Ltd.
Other investments
Ownership percentage	44.90%	44.30%
Marangatu Holding S.A.
Other investments
Ownership percentage	30.00%	30.00%	30.00%
Gain on sale of interest in affiliates			$ 12,007
Net assets derecognized			$ 6,267
Panati Holding S.A.
Other investments
Ownership percentage	30.00%	30.00%	30.00%
Gain on sale of interest in affiliates			$ 2,259
Net assets derecognized			$ 2,262